Taxes (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($)
Taxes [Line Items]
Tax rate		$ 2
Percentage of assessable profits	8.25%	8.25%
Percentage of tax rate	(7.70%)	(7.70%)	(12.30%)
Preferential tax rate	5.00%	5.00%
Favorable tax rate and tax holiday amounted	$ 5,027,848		$ 697,343
Favorable tax rate | $ / shares	$ 6.97		$ 6.03
Valuation allowance	$ 2,323,997			$ 1,554,869
Liability for accrued interest
Interest expense
Unrecognized tax benefit	$ 2,728,880			$ 2,587,800
PRC [Member]
Taxes [Line Items]
Unified EIT rate	25.00%	25.00%
Kashi Mofy [Member]
Taxes [Line Items]
Preferential tax rate	9.00%	9.00%
High and New Technology Enterprise (“the HNTE”) [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Global Mofy China [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Zhejiang Mofy [Member]
Taxes [Line Items]
Preferential tax rate	5.00%	5.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate		$ 2
Percentage of tax rate	16.50%	16.50%